Consolidated Balance Sheet (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) $ / shares shares
Current liabilities:
Deferred finance costs and debt discounts, current | $	$ 527
Non-current liabilities:
Deferred finance costs and debt discounts, non-current | $	$ 67
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, shares issued (in shares)	40,000
Preferred stock, shares outstanding (in shares)	40,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	8,180,243
Common stock, shares outstanding (in shares)	8,180,243